Shareholders' Equity - Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average shares outstanding (in shares)									76,721,969	80,471,316	85,008,040
Weighted average diluted shares (in shares)									76,731,464	80,495,163	85,109,843
Net income	$ 34,343	$ 34,852	$ 36,377	$ 67,866	$ 52,362	$ 53,854	$ 51,098	$ 52,942	$ 173,438	$ 210,256	$ 203,850
Basic EPS (in dollars per share)	$ 0.45	$ 0.46	$ 0.49	$ 0.84	$ 0.66	$ 0.67	$ 0.63	$ 0.65	$ 2.26	$ 2.61	$ 2.40
Diluted EPS (in dollars per share)	$ 0.45	$ 0.46	$ 0.49	$ 0.84	$ 0.66	$ 0.67	$ 0.63	$ 0.65	$ 2.26	$ 2.61	$ 2.40
Warrant
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average dilutive warrants and options (in shares)									0	4,448	63,079
Equity Option
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average dilutive warrants and options (in shares)									9,495	19,399	38,724